AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 22, 2025

File No. 333-235544

File No. 811-23502

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933	/X/
POST-EFFECTIVE AMENDMENT NO. 12
AND
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	/X/
AMENDMENT NO. 14

SIREN ETF TRUST

(Exact Name of Registrant as Specified in Charter)

2600 Philmont Avenue, Suite 215

Huntingdon Valley, Pennsylvania 19006

(Address of Principal Executive Offices, Zip Code)

(215) 914-1970

(Registrant’s Telephone Number, including Area Code)

Scott Freeze

c/o SRN Advisors, LLC

2600 Philmont Avenue, Suite 215

Huntingdon Valley, Pennsylvania 19006

(Name and Address of Agent for Service)

Copy to:

David W. Freese

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, Pennsylvania 19103

It is proposed that this filing become effective (check appropriate box)

/ /	Immediately upon filing pursuant to paragraph (b)
/X/	On December 29, 2025 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	On [date] pursuant to paragraph (a) of Rule 485

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 12 is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”) solely to designate December 29, 2025 as the new effective date for Post-Effective Amendment No. 11, which was filed with the Securities and Exchange Commission on October 24, 2025 pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act (Accession No. 0001398344-25-019775) for the purpose of making material changes relating to the Siren Nasdaq NexGen Economy ETF (the “Fund”), a series of Siren ETF Trust.

PART A – PROSPECTUS

The Prospectus for the Fund is incorporated herein by reference to Part A of Post-Effective Amendment No. 11.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Fund is incorporated herein by reference to Part B of Post-Effective Amendment No. 11.

PART C – OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of Post-Effective Amendment No. 11.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 12 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Huntingdon Valley, Commonwealth of Pennsylvania on the 22nd day of December, 2025.

SIREN ETF TRUST
By:	/s/ Scott Freeze
Scott Freeze
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 12 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Scott Freeze	Trustee	December 22, 2025
Scott Freeze

*	Trustee	December 22, 2025
Alexander Castillo

*	Trustee	December 22, 2025
Michael J. Dillon

*	Trustee	December 22, 2025
Sonica Kearney

*	Trustee	December 22, 2025
Andrew Kushner

*	Trustee	December 22, 2025
Christopher Zapalski

/s/ Scott Freeze	President and Principal Executive	December 22, 2025
Scott Freeze	Officer

/s/ Troy Statczar	Treasurer and Principal Financial	December 22, 2025
Troy Statczar	Officer

*By:	/s/ Scott Freeze
Scott Freeze
Attorney-in-Fact